SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Recent accounting pronouncements
Right-of-use assets	$ 17,494	¥ 121,791
Operating lease liabilities	18,014	125,407
Retained earnings	$ 70,131	¥ 488,236		¥ 2,671,275
ASU 2016-02 | Restatement
Recent accounting pronouncements
Right-of-use assets			¥ 177,042
Operating lease liabilities			¥ 175,422